Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Summary of Reconciliation Of Proceeds From Temporary Equity To Outstanding Value (Detail)
As of March 31, 2024 and December 31, 2023, the Class A Ordinary Shares reflected on the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$750,000,000
Less:
Fair value of Public Warrants at issuance	(36,750,000)
Class A Ordinary Share issuance costs	(42,110,034)
Plus:
Accretion of carrying value to redemption value	123,510,300

Class A Ordinary Shares subject to possible redemption, December 31, 2023	794,650,266
Plus:
Waiver of offering costs allocated to Class A Ordinary Share subject to possible redemption	17,325,000
Less:
Accretion of carrying value to redemption value	(7,846,453)

Class A Ordinary Shares subject to possible redemption, March 31, 2024	$804,128,813

As of December 31, 2023 and 2022, the Class A ordinary shares reflected on the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$750,000,000
Less
Fair value of Public Warrants at issuance	(36,750,000)
Class A ordinary share issuance costs	(42,110,034)
Plus:
Accretion of carrying value to redemption value	85,722,976

Class A Ordinary Shares subject to possible redemption as of December 31, 2022	756,862,942
Plus:
Accretion of carrying value to redemption value	37,787,324

Class A ordinary shares subject to possible redemption as of December 31, 2023	$794,650,266

Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income per ordinary shares for the three months ended March 31, 2024 and 2023:

	For the Three Months Ended March 31, 2024		For the Three Months Ended March 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share s
Numerator:
Allocation of net income	$4,129,801	$1,032,450	$6,406,917	$1,601,729
Denominator:
Basic and diluted weighted average shares outstanding	75,000,000	18,750,000	75,000,000	18,750,000
Basic and diluted net income per ordinary shares	$0.06	$0.06	$0.09	$0.09
As a result, diluted net income per share is the same as basic net income per share for the period presented.

	For The Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Period From November 3, 2021 (inception) to December 31, 2021
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$13,360,506	$3,340,127	$17,918,827	$4,592,958	$—	$(5,000)
Denominator:
Basic and diluted weighted average shares outstanding	75,000,000	18,750,000	73,150,685	18,750,000	—	18,750,000
Basic and diluted net income per share	$0.18	$0.18	$0.24	$0.24	$—	$—

STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Accounting Policies [Line Items]
Schedule Of Property and Equipment is Carried at Cost Less Accumulated Depreciation
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Computer equipment and software	3 — 5 years
Furniture and equipment	3 — 5 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated